    As filed with the Securities and Exchange Commission on December 13, 2000
                                                   1933 Act File No.   2-83616
                                                   1940 Act File No.   811-3732


==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 28


                                       AND


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 32


                            MFS/SUN LIFE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  It is proposed that this filing will become effective (check appropriate box)


  |_| immediately upon filing pursuant to paragraph (b)
  |_| on [date] pursuant to paragraph (b)
  |_| 60 days after filing pursuant to paragraph (a)(i)
  |_| on [date] pursuant to paragraph (a)(i)
  |_| 75 days after filing pursuant to paragraph (a)(ii)
  |X| on February 26, 2001 pursuant to paragraph (a)(ii) of rule 485.


  If appropriate, check the following box:
  |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

===============================================================================

The Prospectus dated May 1, 2000 of MFS/Sun Life Series Trust is incorporated in this Post-Effective Amendment No. 28 by reference to the Prospectus of dated May 1, 2000 of MFS/Sun Life Series Trust filed by the Registrant pursuant to Rule 485(b) under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on April 28, 2000.

The Financial Highlights of MFS/Sun Life Series Trust for the six months ended June 30, 2000 and the five years ended December 31, 1999, are incorporated into this Post-Effective Amendment No. 28 by reference to the Semi-Annual Report dated June 30, 2000 of MFS/Sun Life Series Trust filed by the Registrant via EDGAR on August 30, 2000.

The Statement of Additional Information dated May 1, 2000 of MFS/Sun Life Series Trust is incorporated in this Post-Effective Amendment No. 28 by reference to the Statement of Additional Information dated May 1, 2000 of MFS/Sun Life Series Trust filed by the Registrant pursuant to Rule 485(b) under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on April 28, 2000.

The financial statements included in the Annual Report to Shareholders of MFS/Sun Life Series Trust dated December 31, 1999, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on March 1, 2000, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 28.

The financial statements included in the Semiannual Report to Shareholders of MFS/Sun Life Series Trust dated June 30, 2000, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on August 30, 2000, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 28.

           SUPPLEMENT DATED MARCH 1, 2001 TO THE CURRENT PROSPECTUS


                                      OF


               MFS(R)/SUN LIFE SERIES TRUST (THE "SERIES FUND")

THIS SUPPLEMENT DESCRIBES FIVE NEW SERIES OF THE SERIES FUND -- THE TECHNOLOGY SERIES, THE GLOBAL TELECOMMUNICATIONS SERIES, THE MID CAP GROWTH SERIES, THE GLOBAL HEALTH SCIENCES SERIES AND THE INTERNATIONAL NEW DISCOVERY SERIES -- AND SUPPLEMENTS CERTAIN INFORMATION IN THE SERIES FUND'S PROSPECTUS DATED MAY 1, 2000. THE CAPTION HEADINGS USED IN THIS SUPPLEMENT CORRESPOND WITH THE CAPTION HEADINGS USED IN THE PROSPECTUS. INFORMATION WHICH IS NOT SUPPLEMENTED APPLIES EQUALLY TO THE NEW SERIES.

-------------------
 I  EXPENSE SUMMARY     -- BEGINNING ON PAGE 1
-------------------

o   EXPENSE TABLE


    This table describes the expenses that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in the series is made. The table is supplemented as follows:


    ANNUAL OPERATING EXPENSES (expenses that are deducted from the series' assets):
    .........................................................................................................................
                                                             GLOBAL            MID CAP      GLOBAL HEALTH       INTERNATIONAL
                                      TECHNOLOGY       TELECOMMUNICATIONS      GROWTH         SCIENCES          NEW DISCOVERY
                                        SERIES               SERIES            SERIES          SERIES               SERIES
                                      ----------       ------------------      -----        -------------       -------------
    Management Fee .............         0.75%                1.00%             0.75%           1.00%               0.975%
    Other Expenses(1) ..........         0.28%                0.76%             0.67%           0.46%                0.46%
                                        -----                -----             -----           -----                -----
    Total Annual Series
      Operating Expenses(1)              1.03%                1.76%             1.42%           1.46%                1.44%
        Fee Waivers/Expense
          Reimbursement(2) .....        (0.03)%              (0.51)%           (0.42)%         (0.21)%              (0.19)%
                                        -----                -----             -----           -----                -----
        Net Expenses(1) ........         1.00%                1.25%             1.00%           1.25%                1.25%

    ----------
    (1) Each series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses.
        The series' expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the series.
    (2) MFS has contractually agreed to bear each series' expenses such that "Other Expenses" do not exceed 0.25% annually.
        These contractual arrangements will continue until at least May 1, 2001, unless modified with the consent of the board of trustees which oversees the series.


o   EXAMPLE OF EXPENSES

    The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.


    The example assumes that:


    o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

    o Your investment has a 5% return each year and dividends and other distributions are reinvested; and


    o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see table above).

    The table is supplemented as follows:

    Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                             YEAR 1       YEAR 3
    ----------------------------------------------------------------------------

    Technology Series                                         $102         $325

    Global Telecommunications                                 $127         $504

    Mid Cap Growth Series                                     $102         $408


    Global Health Sciences Series                             $127         $440

    International New Discovery Series                        $125         $432

  -----------------------
  II  RISK RETURN SUMMARY    -- BEGINNING ON PAGE 4
  -----------------------


    THIS SECTION OF THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

    28:  TECHNOLOGY SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is capital appreciation. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies that the series' investment adviser, MFS, believes have above average growth potential and will benefit from technological advances and improvements. These companies are in fields such as:

    o Computer software and hardware

    o Semiconductors

    o Minicomputers

    o Peripheral equipment

    o Scientific instruments

    o Telecommunications

    o Pharmaceuticals

    o Environmental services

    o Chemicals

    o Synthetic materials

    o Defense and commercial electronics

    o Data storage and retrieval

    o Biotechnology

    o Health care and medical supplies.

    The series will invest in technology companies of any size including smaller, lesser known companies that are in the developing stages of their life cycle and offer the potential for accelerated earnings or revenue growth (emerging growth companies).

    MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

    The series may invest in other securities that the adviser believes offer an opportunity for capital appreciation. These securities may include fixed income securities, including lower rated bonds, when relative values make such purchases attractive. Lower rated bonds, commonly referred to as junk bonds, are bonds assigned low credit ratings by credit agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

    The series may invest in foreign securities (including emerging market securities) through which it may have exposure to foreign currencies.

    The series may also engage in short sales where the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. In a short sale, the series must replace the security it borrowed by purchasing the security at its market value at the time of replacement. The series may also engage in short sales "against the box" where the series owns or has the right to obtain, at no additional cost, the securities that are sold short.

    The series may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

    The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Technology Companies Risks:

        > Company Risk: Companies in the technology industry face special risks.
          For example, their products may fall out of favor or become obsolete in relatively short periods of time. Also, many of their products may not become commercially successful. Therefore, investments in the stocks of technology companies can be volatile.

        > Concentration Risk: The series' investment performance will be closely tied to the performance of companies in a limited number of industries. Companies in a single industry often are faced with the same obstacles, issues and regulatory burdens, and their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a fund with a more broadly diversified portfolio.

    o Effect of IPOs: The series may participate in the initial public offering ("IPO") market, and a significant portion of the series' returns may be attributable to its investment in IPO's which may have a magnified investment performance impact during the periods when the series has a small asset base. Like any past performance, there is no assurance that, as the series' assets grow, it will continue to experience substantially similar performance by investment in IPOs.

    o Emerging Growth and Growth Companies Risk: Investments in emerging growth and growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. In addition, emerging growth companies often:

        > have limited product lines, markets and financial resources

        > are dependent on management by one or a few key individuals

        > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices.

    o Small Cap Companies Risk: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    o Short Sales Risk: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box" and is potentially unlimited.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Fixed Income Securities Risk:

        > Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

        > Maturity Risk: This interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

        > Credit Risk: The series is subject to the risk that the issuer of a fixed income security will not be able to pay principal and interest when due.

        > Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Lower Rated Bonds Risk:

        > Higher Credit Risk: Junk bonds are subject to a substantially higher risk that the issuer will default on payments of principal and interest than higher rated bonds.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o Active or Frequent Trading Risk: The series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table are not included because the series has not had a full calendar year of investment operations.

    29:  GLOBAL TELECOMMUNICATIONS SERIES
    ............................................................................


o   INVESTMENT OBJECTIVE

    The series' investment objective is to achieve long-term growth of capital. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of telecommunications companies from at least three countries, including the U.S. Telecommunications companies are broadly defined to include companies involved in the development, manufacturing, sale or servicing of telecommunications equipment or services. For example, telecommunications companies may include:

    o issuers in the telephone, wireless communications (including cellular telephone, microwave and satellite communications, paging and other emerging wireless technologies), broadcasting, cable, computer, electronic components, and networking industries;

    o issuers involved in the creation and distribution of content, including media, entertainment, communications, software, publishing, information systems and data generation companies; and

    o issuers in other telecommunications related industries including companies involved in the support and development of the telecommunications infrastructure.

      Consistent with its investment objective, the series may also invest in debt securities, including lower rated securities (i.e. "junk bonds"), and short-term debt securities of governments, supranational agencies and other corporations. The series' investments are not subject to any geographical limitation and may include securities of issuers in emerging market countries. The series' securities may be traded in the over-the-counter markets.

      The series focuses on companies of any size that the series' investment adviser, MFS, believes have above average long-term growth potential or are undervalued in the market relative to their long term potential (securities with low price-to-book, price-to-sales and/or price-to-earnings ratios). MFS looks particularly for companies which demonstrate:

    o above average earnings growth over a sustained period of time;

    o a strong franchise, strong cash flows and a recurring revenue stream;

    o a solid industry position, where there is:

        > potential for high profit margins; and

        > substantial barriers to new entry in the industry;

    o a strong management team with a clearly defined strategy; and

    o a catalyst that may accelerate growth.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash-flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. The series may also invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries.

      The series may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

      The principal risks of investing in the series are:

    o Telecommunications Sector Risk: The value of securities of telecommunications companies is particularly vulnerable to rapidly changing technology, relatively high risks of obsolescence caused by technological advances, and intense competition. For these and other reasons, securities of telecommunications companies may be more volatile than the overall market. The telecommunications sector is subject to certain pro-competitive governmental policies and government regulation of rates and services that may be offered, and changes in these regulations may adversely affect the value of the telecommunications company securities held by the series. In addition, because the series will invest a substantial amount of its assets in the telecommunications sector, it assumes the risk that financial, regulatory, business, economic and political conditions affecting this sector will have a significant impact on its investment performance. The series' investment performance may also be more volatile because it concentrates its investments in a single sector.

    o Industry Concentration Risk: Because the series will invest a substantial amount of its assets in issuers located in a group of related industries (the telecommunications sector), it assumes the risk that financial, regulatory, business, economic and political conditions affecting these industries will have a significant impact on its investment performance. The series' investment performance may also be more volatile because it concentrates its investments in a single sector.

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Non-Diversified Status Risk: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified series.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Geographic Focus Risk: Because the series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries, economic, political and social conditions in these countries will have a significant impact on its investment performance.

    o Growth Companies Risk: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Undervalued Securities Risk: The series may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

    o Effect of IPOs: The series may participate in the initial public offering ("IPO") market, and a significant portion of the series' returns may be attributable to its investment in IPO's which may have a magnified investment performance impact during the periods when the series has a small asset base. Like any past performance, there is no assurance that, as the series' assets grow, it will continue to experience substantially similar performance by investment in IPOs.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks and fixed income securities trade less frequently and in smaller volume than exchange-listed securities. The values of OTC stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price. OTC fixed income securities are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Active or Frequent Trading Risk: The series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o Fixed Income Securities Risk:

        > Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

        > Maturity Risk: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

        > Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

        > Liquidity Risk: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

    o Lower Rated Bonds Risk:

        > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o As with any mutual fund, you could lose money on your investment in the series.

      An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE


    The bar chart and performance table are not included because the series has not had a full calendar year of investment operations.

    30:  MID CAP GROWTH SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is long-term growth of capital. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the series' investment adviser, MFS, believes have above-average growth potential.

      Medium market capitalization companies are defined by the series as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the series' investment. This Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the series' 65% investment policy. As of July 31, 2000, the top of the Russell Midcap(TM) Growth Index range was $13 billion. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.


      The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.

      The series may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies.

      The series may engage in active and frequent trading to achieve its principal investment policies.

o   PRINCIPAL RISKS OF AN INVESTMENT

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

      The principal risks of investing in the series are:

    o Mid-Cap Growth Company Risk: Prices of growth company securities held by the series may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security, and may decline to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index). Investments in medium capitalization companies can be riskier and more volatile than investments in companies with larger market capitalizations.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in, the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks:

        > All of the risks of investing in foreign securities are heightened by investing in emerging markets countries.

        > The markets of emerging markets countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

    o Non-Diversified Status Risk: Because the series may invest its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified series.

    o Active or Frequent Trading Risk. The series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

      An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE


      The bar chart and performance table are not included because the series has not had a full calendar year of investment operations.

    31:  GLOBAL HEALTH SCIENCES SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is capital appreciation. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in equity securities of U.S. and foreign (including emerging market) health sciences companies. Health sciences companies are broadly defined to include companies that provide or are engaged in health care services; hospital management and managed care organizations; applied research and development; pharmaceutical products; medical equipment and supplies; biotechnology, diagnostic or biochemical research and development; and other companies that the series' investment adviser, MFS, believes will grow as a result of their products, patent or other market advantages in the health sciences industries. The series' equity securities include common stock, preferred stock, convertible securities and depositary receipts.

      The series focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series' investments may range from large established companies to small "developmental stage" companies, and may include venture capital investments. The series' investments may include securities traded in the over-the-counter markets.

      The series may invest in fixed income securities issued by health sciences companies, including securities that generally have speculative characteristics or are lower rated bonds. Lower rated bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by the adviser to be comparable to lower rated bonds.

      A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed by MFS and its investment advisory affiliates. The committee allocates the series' assets among various geographic regions and sectors within the health sciences industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned sector within the health sciences industries.

      The series is a non-diversified mutual series. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. In addition, as noted above, the series concentrates its investments in the health sciences industries.

      The series may engage in active and frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Small Cap Companies Risk: Investments in small cap companies tend to be riskier and more volatile than investments in larger companies. Small cap companies may be more susceptible to market declines and their shares may be more difficult to sell at satisfactory prices during these declines. In particular, "developmental-stage companies" may have little or no history of operations and may not have well defined business plans, products or strategies. The inability of these portfolio companies to commercialize their technology or create or develop a commercially viable product could adversely impact the series' investment returns. Developmental-stage companies often face significant competition, both from other developmental-stage companies and from more established companies. Developmental-stage companies may be significantly impacted by the loss of one or more key managers.

    o Growth Companies Risk: This is the risk that the prices of growth company securities held by the series will fall to a greater extent than the overall equity markets (e.g., as represented by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

    o Non-Diversified Status Risk: Because the series may invest its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified series.

    o Health Sciences Concentration Risk: The series' investment performance will be closely tied to the performance of companies in the health sciences industries. Companies in a single industry or group of related industries often are faced with the same obstacles, issues and regulatory burdens, and their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a series with a more broadly diversified portfolio. Some of the special risks which may adversely affect the values of securities of health sciences companies include substantial investments in technological research and development that may not be successful, product liability or other litigation, potentially rapid obsolescence of products or technology, dependence upon governmental funding or subsidies, substantial dependence upon proprietary rights such as patents, and substantial governmental regulation, including approval of products and services. These companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Additionally, these companies are dependent upon consumer and business acceptance as new technologies evolve. The value of the series' investments in these companies may fluctuate dramatically and may expose you to significant market risk.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

    o Effect of IPOs: The series may participate in the initial public offering ("IPO") market, and a significant portion of the series' returns may be attributable to its investment in IPOs which may have a magnified investment performance impact during the periods when the series has a small asset base. Like any past performance, there is no assurance that, as the series' assets grow, it will continue to experience substantially similar performance by investment in IPOs.

    o Foreign Securities Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

    o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

    o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

    o Junk Bond Risk:

        > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

        > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

    o Active or Frequent Trading Risk: The series may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

    An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table are not included because the series has not had a full calendar year of investment operations.

    32:  INTERNATIONAL NEW DISCOVERY SERIES
    ............................................................................

o   INVESTMENT OBJECTIVE

    The series' investment objective is to seek capital appreciation. The series' objective may be changed without shareholder approval.

o   PRINCIPAL INVESTMENT POLICIES

    The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of foreign (including emerging market) issuers. The series may invest in companies of any size, including equity securities issued by foreign companies with relatively small market capitalizations that the series' investment adviser, MFS, believes are early in their life cycle but have the potential to become major enterprises. The series' investments may also include securities traded in the over-the-counter markets.

      The series focuses on companies that MFS believes have above average growth potential. MFS looks particularly for companies which demonstrate:

    o above average earnings growth over a sustained period of time;

    o a strong franchise, strong cash flows and a recurring revenue stream;

    o a solid industry position, where there is:

        > potential for high profit margins; and

        > substantial barriers to new entry in the industry;

    o a strong management team with a clearly defined strategy; and

    o a catalyst that may accelerate growth.

      MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash-flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

      The series has engaged and may engage in active or frequent trading to achieve its principal investment strategies.

o   PRINCIPAL RISKS

    The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

      The principal risks of investing in the series are:

    o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

    o Company Risk: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

    o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

        > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

        > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

        > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

        > Foreign markets may be less liquid and more volatile than U.S.
          markets.

        > Foreign securities often trade in currencies other than the U.S.
          dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

    o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

    o Effect of IPOs: The series may participate in the initial public offering ("IPO") market, and a significant portion of the series' returns may be attributable to its investment in IPOs which may have a magnified investment performance impact during the periods when the series has a small asset base. Like any past performance, there is no assurance that, as the series' assets grow, it will continue to experience substantially similar performance by investment in IPOs.

    o Small Cap, Emerging Growth and Growth Companies Risk: Investments in small cap, emerging growth and growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. In addition, small cap and emerging growth companies often:

        > have limited product lines, markets and financial resources;

        > are dependent on management by one or a few key individuals; and

        > have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices.

    o Geographic Concentration Risk: The series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The series' investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

    o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

    o Active or Frequent Trading Risk: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies, which would increase your tax liability. Frequent trading also increases transaction costs, which could detract from the series' performance.

    o As with any mutual fund, you could lose money on your investment in the series.

      An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o   BAR CHART AND PERFORMANCE TABLE

    The bar chart and performance table are not included because the series has not had a full calendar year of investment operations.

  --------------------------------------------
  III  CERTAIN INVESTMENT STRATEGIES AND RISKS   -- BEGINNING ON PAGE 86
  --------------------------------------------


    The series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Supplement. The types of securities and investment techniques and practices in which the series may engage are identified in Appendix A to this Supplement, and are discussed, together with their risks, in the series' Statement of Additional Information (referred to as the SAI), which you may obtain by contacting Sun Life Assurance Company of Canada (U.S.) Retirement Products and Services Division (see the back cover of the prospectus for the address and phone number).

  ----------------------------
  IV  MANAGEMENT OF THE SERIES   -- BEGINNING ON PAGE 87
  ----------------------------

o   INVESTMENT ADVISER

    Massachusetts Financial Services Company is the series' investment adviser, and is described in the prospectus.

o   PORTFOLIO MANAGERS

    This section is supplemented as follows:

SERIES                                                          PORTFOLIO MANAGERS
------                                                          ------------------
Technology Series                  The series' portfolio manager is David Sette-Ducatti, a Vice President of
                                   MFS. Mr. Sette-Ducatti has been employed in the investment management area of
                                   MFS since 1995 and has been the manager of the series since inception.

Global Telecommunications Series   The series' portfolio manager is John E. Lathrop, a Vice President of MFS.
                                   Mr. Lathrop has been employed in the investment management area of MFS since
                                   1994 and has been the manager of the series since inception.

Mid Cap Growth Series              The series' portfolio manager is Mark Regan, a Senior Vice President of MFS.
                                   Mr. Regan has been employed in the investment management area of MFS since
                                   1989 and has been the manager of the series since inception.


Global Health Sciences Series      The series is managed by a committee of investment research analysts under the general supervision of David A. Antonelli, Senior Vice President and the
                                   Director of International Equity Research, and John D. Laupheimer, Jr.,
                                   Senior Vice President and Director of Equity Research. Mr. Antonelli has been employed in the investment management area of MFS since 1991, since 1997 as a portfolio manager. Mr. Laupheimer has been employed in the investment management area of MFS since 1981, since 1987 as a portfolio manager. The committee has managed the series since inception.

International New                  David A. Antonelli, a Senior Vice President of the adviser, is the portfolio
  Discovery Series                 manager of the series. Mr. Antonelli has been employed in the investment management area of MFS since 1991 and has been the series' portfolio manager since its inception.


  ----------
  APPENDIX A
  ----------

o   INVESTMENT TECHNIQUES AND PRACTICES

    In pursuing its investment objective, the series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are described, together with their risks, in the Risk Return Summary of this Supplement. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

    INVESTMENT TECHNIQUES/PRACTICES
    ...............................................................................................................................
    SYMBOLS          x  permitted          -- not permitted
    -------------------------------------------------------------------------------------------------------------------------------

                                                              GLOBAL             MID CAP         GLOBAL HEALTH      INTERNATIONAL
                                        TECHNOLOGY      TELECOMMUNICATIONS       GROWTH            SCIENCES         NEW DISCOVERY
                                          SERIES              SERIES             SERIES             SERIES             SERIES
                                          ------        ------------------       ------          -------------      -------------
    Debt Securities
      Asset-Backed Securities
      Collateralized Mortgage
        Obligations and
        Multiclass Pass-Through
        Securities                          --                  --                 --                 --                 --
      Corporate Asset-Backed
        Securities                          --                  x                  --                 --                 --
      Mortgage Pass-Through
        Securities                          x                   x                  --                 --                  x
      Stripped Mortgage-Backed
        Securities                          --                  --                 --                 --                 --
    Corporate Securities                    x                   x                   x                  x                  x
    Loans and Other Direct
      Indebtedness                          --                  x                  --                 --                  x
    Lower Rated Bonds                       x                   x                   x                  x                 --
    Municipal Bonds                         --                  --                 --                 --                 --
    Speculative Bonds                       x                   x                   x                  x                  x
    U.S. Government Securities              x                   x                   x                  x                  x
    Variable and Floating Rate
      Obligations                           --                  x                   x                  x                  x
    Zero Coupon Bonds, Deferred
      Interest Bonds
      and PIK Bonds                         --                  x                   x                  x                  x
  Equity Securities                         x                   x                   x                  x                  x
  Foreign Securities Exposure
    Brady Bonds                             --                  x                  --                 --                  x
    Depositary Receipts                     x                   x                   x                  x                  x
    Dollar-Denominated Foreign Debt
      Securities                            x                   x                  --                  x                  x
    Emerging Markets                        x                   x                   x                  x                  x
    Foreign Securities                      x                   x                   x                  x                  x
    Forward Contracts                       x                   x                   x                  x                  x
  Futures Contracts                         x                   x                   x                  x                  x
  Indexed Securities/Structured
    Products                                x                   --                 --                 --                  x
  Inverse Floating Rate Obligations         --                  --                 --                 --                 --
  Investment in Other Investment Companies
    Open-End Funds                          x                   x                   x                  x                  x
    Closed-End Funds                        x                   x                   x                  x                  x
  Lending of Portfolio Securities           x                   x                   x                  x                  x
  Leveraging Transactions
    Bank Borrowings                         --                  --                 --                 --                  x
    Mortgage "Dollar-Roll"
      Transactions                          --                  --                 --                 --                 --
    Reverse Repurchase Agreements           --                  --                 --                 --                 --
  Options
    Options on Foreign Currencies           x                   x                   x                  x                  x
    Options on Futures Contracts            x                   x                   x                  x                  x
    Options on Securities                   x                   x                   x                  x                  x
    Options on Stock Indices                x                   x                   x                  x                  x
    Reset Options                           x                   --                 --                 --                  x
    "Yield Curve" Options                   x                   --                 --                 --                  x
  Repurchase Agreements                     x                   x                   x                  x                  x
  Restricted Securities                     x                   x                   x                  x                  x
  Short Sales                               x                   --                  x                  x                  x
  Short Sales Against the Box               x                   x                   x                  x                  x
  Short Term Instruments                    x                   x                   x                  x                  x
  Swaps and Related Derivative
  Instruments                               x                   x                  --                 --                  x
  Temporary Borrowings                      x                   x                   x                  x                  x
  Temporary Defensive Positions             x                   x                   x                  x                  x
  Warrants                                  x                   x                   x                  x                  x
  "When-Issued" Securities                  x                   x                   x                  x                  x

                                        THE DATE OF THIS SUPPLEMENT IS MARCH 1, 2001.
                                                                                                       SUN-16TGMC 9/00 645M


                 SUPPLEMENT DATED MARCH 1, 2001 TO THE CURRENT
                       STATEMENT OF ADDITIONAL INFORMATION


                                      OF

               MFS(R)/SUN LIFE SERIES TRUST (THE "SERIES FUND")


THIS SUPPLEMENT DESCRIBES FIVE NEW SERIES OF THE SERIES FUND -- THE TECHNOLOGY SERIES, THE GLOBAL TELECOMMUNICATIONS SERIES, THE MID CAP GROWTH SERIES, THE GLOBAL HEALTH SCIENCES SERIES AND THE INTERNATIONAL NEW DISCOVERY SERIES -- AND SUPPLEMENTS CERTAIN INFORMATION IN THE SERIES FUND'S STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000. THE CAPTION HEADINGS USED IN THIS SUPPLEMENT CORRESPOND WITH THE CAPTION HEADINGS USED IN THE STATEMENT OF ADDITIONAL INFORMATION. INFORMATION WHICH IS NOT SUPPLEMENTED APPLIES EQUALLY TO THE NEW SERIES.


1. DEFINITIONS -- PAGE 3

    This section is supplemented as follows:


        The number "32" replaces the number "27" at the end of the first paragraph.

    The following item is added at the end of the list of investment options:

        "28. Technology Series*

         29. Global Telecommunications Series

         30. Mid Cap Growth Series

         31. Global Health Sciences Series

         32. International New Discovery Series*"


2. INVESTMENT TECHNIQUES, PRACTICES AND RISKS -- BEGINNING ON PAGE 4

    This section is supplemented by adding the following disclosure at the end of the section on page 5:

        "26. TECHNOLOGY SERIES

             Foreign Securities (including
               Emerging Market Securities): ..........  50%


             Lower Rated Bonds: ......................  30%

             Securities Lending: .....................  30%

             Short Sales: ............................  40%


         27. GLOBAL TELECOMMUNICATIONS SERIES


             Lower Rated Bonds: ...................  up to but not including 20%

             Emerging Markets Securities
               and Brady Bonds: ...................  up to but not including 20%

             Securities Lending: ..................  30%


         28. MID CAP GROWTH SERIES


             Foreign Securities: ..................  up to but not including 20%

             Lower Rated Bonds: ...................  10%

             Securities Lending: ..................  30%

         29. GLOBAL HEALTH SCIENCES SERIES

             Emerging Markets: .......................  15%

             Lower Rated Bonds: ......................  up to 20%

             Securities Lending: .....................  30%

         30. INTERNATIONAL NEW DISCOVERY SERIES

             Emerging Market Securities: .............  35%

             Securities Lending: .....................  30%

             Short Sales: ............................  Underlying value minus collateral: 10%

3. INVESTMENT RESTRICTIONS -- BEGINNING ON PAGE 5


    This section is supplemented by adding the following disclosure at the end of the section on page 12:


        "(16) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE TECHNOLOGY SERIES, THE GLOBAL TELECOMMUNICATIONS SERIES AND THE MID CAP GROWTH SERIES:

    The Technology Series, the Global Telecommunications Series and the Mid Cap Growth Series may not:


      (1) Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed.

      (2) Underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security.

      (3) Issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), short sale, Forward Contracts, Futures Contracts, any other type of futures contract, and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security.

      (4) Make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series" assets in repurchase agreements shall not be considered the making of a loan.

      (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities.


        "(17) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE GLOBAL HEALTH SCIENCES SERIES AND THE INTERNATIONAL NEW DISCOVERY SERIES:

      The Global Health Sciences Series and The International New Discovery Series may not:

      (1) BORROW MONEY: borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

      (2) UNDERWRITE SECURITIES: underwrite securities issued by other persons, except that all or any portion of the assets of the Series may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

      (3) REAL ESTATE, OIL AND GAS, MINERAL INTERESTS: purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership securities.

      (4) SENIOR SECURITIES: issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

      (5)  MAKE LOANS: make loans to the extent prohibited by the 1940 Act.

        "(18) INVESTMENT RESTRICTION THAT APPLIES ONLY TO THE INTERNATIONAL NEW DISCOVERY SERIES:

      The Series may not

      (1) CONCENTRATION: purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

        (19) INVESTMENT RESTRICTION THAT APPLIES ONLY TO THE TECHNOLOGY SERIES, THE MID CAP GROWTH SERIES AND THE INTERNATIONAL NEW DISCOVERY SERIES:

The Series may not:


      (1) Purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations)."


        (20) INVESTMENT RESTRICTION THAT APPLIES ONLY TO THE GLOBAL TELECOMMUNICATIONS SERIES:


The Series may not:

      (1) Invest 25% or more of the market value of its total assets in securities of issuers in any one industry (excluding obligations of the U.S. Government and repurchase agreements collateralized by obligations of the U.S. Government), except that the Series will invest at least 25% of its total assets in a group of related telecommunications industries.


        (21) INVESTMENT RESTRICTION THAT APPLIES ONLY TO THE GLOBAL HEALTH SCIENCES SERIES:

The Series may not:

      (1) Invest 25% or more of the market value of its total assets in securities of issuers in any one industry (excluding obligations of the U.S. Government and repurchase agreements collateralized by obligations of the U.S. Government), except that the Series will invest at least 25% of its total assets in a group of related health sciences industries."

In addition, each of the Technology Series, the Global Telecommunications Series, the Mid Cap Growth Series, the Global Health Sciences Series and the International New Discovery Series has the following non-fundamental policies which may be changed without shareholder approval.

The Series will not:

      (1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Series" net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series" limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series" Board of Trustees (or its delegee), will not be subject to this 15% limitation.

                THE DATE OF THIS SUPPLEMENT IS MARCH 1, 2001.


                                                             SUN-16SAI 9/00 1M

                                     PART C

ITEM 23.  EXHIBITS:

           1 (a) Amended and Restated Declaration of Trust of Registrant dated December 29, 1997. (3)

              (b) Amendment to the Declaration of Trust changing the name of a series, dated April 29, 1998.(8)

              (c) Amendment to the Declaration of Trust, to change the name of certain series, dated April 29, 1999. (6)

              (d) Amendment to the Declaration of Trust establishing a new series, dated August 12, 1999.(8)

              (e) Amendment to the Declaration of Trust to change the name of a series, dated December 1, 1999.(8)


              (f) Amendment to the Declaration of Trust establishing a new series, Technology Series, dated May 16, 2000. (9)

              (g) Amendment to the Declaration of Trust establishing two new series, Global Telecommunications Series and Mid Cap Growth Series, dated June 14, 2000; filed herewith.

              (h) Amendment to the Declaration of Trust terminating the Zero Coupon 2000 Series, dated November 16, 2000; filed herewith.

              (i) Form of Amendment to Declaration of Trust establishing two new series, Global Health Sciences Series and International New Discovery Series; filed herewith.


           2       By-Laws of Registrant dated February 6, 1998.  (3)

           3       Not Applicable.

           4  (a)  Investment Advisory Agreement between Registrant and
                   Massachusetts Financial Services Company dated
                   May 24, 1985.(3)

              (b) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986.
                   (3)

              (c) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

              (d) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Growth Series dated November 1, 1993. (3)

              (e) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

              (f) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

              (g) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Asset Allocation Series dated September 16, 1994. (3)

              (h) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

              (i) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

              (j) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

              (k) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth and Income Series dated September 1, 1995. (3)

              (l) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

              (m) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

              (n) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Ltd. relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

              (o) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

              (p) Sub-Advisory Agreement between Foreign & Colonial Management Ltd. and Foreign & Colonial Emerging Markets Limited relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

              (q) Sub-Advisory Agreement by and between Massachusetts Financial Services Company and Foreign & Colonial Management Limited relating to the World Growth Series dated May 1, 1996. (3)

              (r) Sub-Advisory Agreement between Foreign & Colonial Management Limited and Foreign & Colonial Emerging Markets Limited relating to the World Growth Series dated May 1, 1996. (3)

              (s) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1996. (3)

              (t) Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

              (u) Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

              (v) Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

              (w) Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

              (x) Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998.
                   (5)

              (y) Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

              (z) Investment Advisory Agreement between Registrant, on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

              (aa) Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (5)

              (bb) Investment Advisory Agreement between Registrant, on behalf of the Strategic Growth Series, and Massachusetts Financial Services Company.(8)

              (cc) Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company; filed herewith.

              (dd) Investment Advisory Agreement between Registrant, on behalf of Global Telecommunications Series, and Massachusetts Financial Services Company; filed herewith.

              (ee) Investment Advisory Agreement between Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company; filed herewith.


              (ff) Form of Investment Advisory Agreement between Registrant, on behalf of Global Health Sciences Series, and Massachusetts Financial Services Company; filed herewith.

              (gg) Form of Investment Advisory Agreement between Registrant, on behalf of International New Discovery Series, and Massachusetts Financial Services Company; filed herewith.


           5       Not Applicable.

           6       Not Applicable.


           7 Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 24, 1985. (3)

           8  (a)  Shareholder Servicing Agent Agreement between Registrant and
                   MFS Service Center, Inc., dated August 1, 1985.  (3)

              (b) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (2)

           9  (a)  Consent and Opinion of Counsel dated April 24, 1998.  (4)

              (b)  Legal Opinion Consent dated April 24, 2000.(8)

          10       Consent of Deloitte & Touche LLP.(8)

          11       Not Applicable.

          12       Not Applicable.

          13       Not Applicable.

          14       Not Applicable.

          15       Not Applicable.

          16 Code of Ethics for the Series pursuant to Rule 17j-1 under the Investment Company Act of 1940. (7)

              Power of Attorney dated July 27, 2000; filed herewith


--------------------
(1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 29, 1997.
(2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 13, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 29, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 22, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR on August 13, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 40 for MFS Series Trust IX (File Nos. 2-50409 and 811-2464) filed with the SEC via EDGAR on August 28, 2000.
(8) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 28, 2000.
(9) Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR on June 15, 2000.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Not applicable.

ITEM 25.  INDEMNIFICATION

          Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, filed as an Exhibit to the Registrant's Post-Effective Amendment No. 21 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant's Post-Effective Amendment No. 21.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Value Fund); MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund); MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund); MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund); MFS Series Trust X (which has 11 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund, MFS Concentrated Growth Fund and MFS New Endeavor Fund); MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund); and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has 11 series) and MFS Variable Insurance Trust ("MVI") (which has 16 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 30 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS INTERNATIONAL LTD. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          MFS HOLDINGS AUSTRALIA PTY LTD. ("MFS HOLDINGS AUSTRALIA"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

          MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          MFS INVESTMENT MANAGEMENT K.K. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          MFS ORIGINAL RESEARCH PARTNERS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

          MFS ORIGINAL RESEARCH ADVISORS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

          MFS

          The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

          MASSACHUSETTS INVESTORS TRUST
          MASSACHUSETTS INVESTORS GROWTH STOCK FUND
          MFS GROWTH OPPORTUNITIES FUND
          MFS GOVERNMENT SECURITIES FUND
          MFS GOVERNMENT LIMITED MATURITY FUND
          MFS SERIES TRUST I
          MFS SERIES TRUST II
          MFS SERIES TRUST III
          MFS SERIES TRUST IV
          MFS SERIES TRUST V
          MFS SERIES TRUST VI
          MFS SERIES TRUST VII
          MFS SERIES TRUST VIII
          MFS SERIES TRUST IX
          MFS SERIES TRUST X
          MFS SERIES TRUST XI
          MFS MUNICIPAL SERIES TRUST
          MFS VARIABLE INSURANCE TRUST
          MFS INSTITUTIONAL TRUST
          MFS MUNICIPAL INCOME TRUST
          MFS MULTIMARKET INCOME TRUST
          MFS GOVERNMENT MARKETS INCOME TRUST
          MFS INTERMEDIATE INCOME TRUST
          MFS CHARTER INCOME TRUST
          MFS SPECIAL VALUE TRUST

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary and Clerk, James O. Yost, a Senior Vice President of MFS, is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

          MFS/SUN LIFE SERIES TRUST

          C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, S Stephen E. Cavan is the Secretary and Clerk, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

          MONEY MARKET VARIABLE ACCOUNT
          HIGH YIELD VARIABLE ACCOUNT
          CAPITAL APPRECIATION VARIABLE ACCOUNT
          GOVERNMENT SECURITIES VARIABLE ACCOUNT
          TOTAL RETURN VARIABLE ACCOUNT
          GLOBAL GOVERNMENTS VARIABLE ACCOUNT
          MANAGED SECTORS VARIABLE ACCOUNT

          C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL FUNDS

          Jeffrey L. Shames is Chairman, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          MFS MERIDIAN FUNDS

          Jeffrey L. Shames is Chairman, Richard W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and Ellen M. Moynihan, Laura F. Healy, Robert R. Flaherty and Mark E. Bradley are the Assistant Treasurers.

          VERTEX

          Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John
D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIL

          Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey
L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MIL-UK

          Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold
D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFSI - AUSTRALIA

          Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS HOLDINGS - AUSTRALIA

          Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFD

          Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

          MFSC

          Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI

          Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI

          Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MIMCO

          Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

          MFS TRUST

          The Directors of MFS Trust are Martin E. Beaulieu, Stephen E. Cavan, Janet A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

          MFS ORIGINAL RESEARCH PARTNERS, LLC

          Joseph J. Trainor is the President and a Manager, Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Managers, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS ORIGINAL RESEARCH ADVISORS, LLC

          Joseph J. Trainor is the President and a Manager, Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Managers, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart    Chairman, Sun Life Assurance Company of Canada,
                                  Sun Life Centre, 150 King Street West,
                                  Toronto, Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          C. James Prieur      President and a Director, Sun Life Assurance
                                  Company of Canada, Sun Life Centre, 150 King
                                  Street West, Toronto, Ontario, Canada (Mr.
                                  Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                  Life)

          William W. Stinson   Director, Sun Life Assurance Company of Canada,
                                  Sun Life Centre, 150 King Street West,
                                  Toronto, Ontario, Canada; Director, United
                                  Dominion Industries Limited, Charlotte, N.C.; Director, PanCanadian Petroleum Limited, Calgary, Alberta; Director, LWT Services, Inc., Calgary Alberta; Director, Western Star Trucks, Inc., Kelowna, British Columbia; Director, Westshore Terminals Income Fund, Vancouver, British Columbia; Director (until 4/99), Canadian Pacific Ltd., Calgary, Alberta


ITEM 27.  DISTRIBUTORS

          None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                        NAME                                 ADDRESS
                        ----                                 -------

          Massachusetts Financial Services             500 Boylston Street
             Company (investment adviser)              Boston, MA  02116

          MFS Service Center, Inc.                     2 Avenue de Lafayette
                                                       Boston, MA  02111

          State Street Bank and Trust Company          State Street South
                                                       5-North
                                                       North Quincy, MA  02171

          Sun Life Assurance Company of Canada         One Copley Place
          Retirement Products and Services             Suite 200
                                                       Boston, MA  02116

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 11th day of December, 2000.

                                          MFS(R)/SUN LIFE SERIES TRUST


                                          By:     JAMES R. BORDEWICK, JR.
                                                  ------------------------
                                          Name:   James R. Bordewick, Jr.
                                          Title:  Assistant Clerk and Assistant
                                                  Secretary


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on December 11, 2000.


         SIGNATURE                                       TITLE
         ---------                                       -----

C. JAMES PRIEUR*                          Principal Executive Officer
-------------------------
C. James Prieur


JAMES O. YOST*                            Treasurer (Principal Financial Officer
-------------------------                   and Principal Accounting Officer)
James O. Yost


SAMUEL ADAMS*                             Trustee
-------------------------
Samuel Adams


J. KERMIT BIRCHFIELD*                     Trustee
-------------------------
J. Kermit Birchfield


WILLIAM R. GUTOW*                         Trustee
-------------------------
William R. Gutow


DAVID D. HORN*                            Trustee
-------------------------
David D. Horn


DERWYN F. PHILLIPS*                       Trustee
-------------------------
Derwyn F. Phillips


                                          *By:   JAMES R. BORDEWICK, JR.
                                                 -------------------------
                                          Name:  James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                          Executed by James R. Bordewick, Jr.
                                          on behalf of those indicated pursuant
                                          to a Power of Attorney dated July 27,
                                          2000, filed herewith.

                                POWER OF ATTORNEY

                            MFS/SUN LIFE SERIES TRUST

      The undersigned, Trustees and officers of MFS/Sun Life Series Trust (the "Registrant"), hereby severally constitute and appoint James R. Bordewick, Jr., Stephen E. Cavan, James O. Yost and C. James Prieur, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

      IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 27th day of July, 2000.


Signatures                          Title(s)
----------                          --------

SAMUEL ADAMS                       Trustee
------------------------
Samuel Adams


J. KERMIT BIRCHFIELD                Trustee
------------------------
J. Kermit Birchfield


WILLIAM R. GUTOW                    Trustee
------------------------
William R. Gutow


DAVID D. HORN                       Trustee
------------------------
David D. Horn


DERWYN F. PHILLIPS                  Trustee
------------------------
Derwyn F. Phillips


C. JAMES PRIEUR                     Principal Executive Officer
------------------------
C. James Prieur


JAMES O. YOST                       Principal Financial and Accounting
------------------------              Officer
James O. Yost

                                INDEX TO EXHIBITS

EXHIBIT NO.                 DESCRIPTION OF EXHIBIT                     PAGE NO.
-----------                 ----------------------                     --------

           1 (g) Amendment to the Declaration of Trust establishing two new series, Global
                   Telecommunications Series and Mid Cap Growth
                   Series, dated June 14, 2000.

              (h)  Amendment to the Declaration of Trust
                   terminating the Zero Coupon 2000 Series, dated
                   November 16, 2000.

              (i) Form of Amendment to Declaration of Trust establishing two new series, Global Health
                   Sciences Series and International New
                   Discovery Series.

           4  (cc) Investment Advisory Agreement between
                   Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company.

              (dd) Investment Advisory Agreement between
                   Registrant, on behalf of Global
                   Telecommunications Series, and Massachusetts
                   Financial Services Company.

              (ee) Investment Advisory Agreement between
                   Registrant, on behalf of Mid Cap Growth
                   Series, and Massachusetts Financial Services
                   Company.

              (ff) Form of Investment Advisory Agreement between
                   Registrant, on behalf of Global Health
                   Sciences Series, and Massachusetts Financial
                   Services Company.

              (gg) Form of Investment Advisory Agreement between
                   Registrant, on behalf of International New
                   Discovery Series, and Massachusetts Financial
                   Services Company.